S000036164 [Member] Expense Example - ClearBridge Value Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 647
Expense Example, with Redemption, 3 Years	859
Expense Example, with Redemption, 5 Years	1,089
Expense Example, with Redemption, 10 Years	1,749
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	269
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	929
Expense Example, with Redemption, 10 Years	1,842
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,353
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,612
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	944
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	$ 846